LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Leases
Incremental borrowing rate			10.00%
Initial term	5 years		5 years
Monthly lease payments			$ 36,000
Rent expense	$ 89,430	$ 100,019	$ 298,100	$ 300,057